Earnings Per Share - Schedule of Basic and Diluted EPS (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Sep. 30, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares
Numerator:
Numerator for basic earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$) | $	$ (4,527,468)		$ 10,653,488
Numerator for diluted earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$) | $	$ (4,527,468)		$ 10,653,488
Denominator:
Denominator for basic net income per share – weighted average number of shares | shares	13,770,577		13,027,752	12,464,481
Denominator for diluted net income per share – weighted average number of shares | shares	13,770,577		13,027,752	12,464,481
Earnings (Losses) per share – basic (in HK$) | (per share)	$ (0.33)	$ (0.04)	$ 0.82	$ 0.81
Earnings (Losses) per share – diluted (in HK$) | (per share)	$ (0.33)	$ (0.04)	$ 0.82	$ 0.81